Organization, Basis of Presentation and Use of Estimates - Schedule of VIEs (Detail) (Consolidated VIEs [Member])	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Beijing Autohome Information Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	Aug. 28, 2006	Aug. 28, 2006
Place of incorporation	PRC	PRC
Principal activities	Provision of online advertising and dealer subscription services	Provision of online advertising and dealer subscription services
Percentage of direct ownership by the Company
Beijing Shengtuo Autohome Advertising Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	Sep. 21, 2010	Sep. 21, 2010
Place of incorporation	PRC	PRC
Principal activities	Provision of online advertising services	Provision of online advertising services
Percentage of direct ownership by the Company
Beijing Shengtuo Hongyuan Information Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	Nov. 08, 2010	Nov. 08, 2010
Place of incorporation	PRC	PRC
Principal activities	Provision of online advertising and dealer subscription services	Provision of online advertising and dealer subscription services
Percentage of direct ownership by the Company
Beijing Shengtuo Chengshi Advertising Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	Nov. 12, 2010	Nov. 12, 2010
Place of incorporation	PRC	PRC
Principal activities	Provision of online advertising services	Provision of online advertising services
Percentage of direct ownership by the Company
Shanghai Youche Youjia Advertising Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	Dec. 31, 2011	Dec. 31, 2011
Place of incorporation	PRC	PRC
Principal activities	Provision of online advertising services	Provision of online advertising services
Percentage of direct ownership by the Company
Guangzhou Youche Youjia Advertising Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	May 08, 2012	May 08, 2012
Place of incorporation	PRC	PRC
Principal activities	Provision of online advertising services	Provision of online advertising services
Percentage of direct ownership by the Company